Note 38 - Dividend income (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Dividens Revenue Line Items
Dividend income	€ 137,000,000	€ 153,000,000	[1]	€ 145,000,000	[1]
Financial assets at fair value through profit or loss not classified as held for trading [Member]
Dividens Revenue Line Items
Dividend income	15,000,000	26,000,000		19,000,000
Financial Assets At Fair Value Through Other Comprehensive Income Member
Dividens Revenue Line Items
Dividend income	122,000,000	126,000,000		126,000,000
Total Member
Dividens Revenue Line Items
Dividend income	€ 137,000,000	€ 153,000,000		€ 145,000,000

[1]	(*) Restated due to the sale of the stake in BBVA USA (see Notes 3 and 21).